Provisions	12 Months Ended
Dec. 31, 2023
Provisions
Provisions

24. Provisions

	Decommissioning
($ millions)	and Restoration(1)	Royalties	Other(2)	Total
At December 31, 2021	8 792	222	541	9 555
Liabilities incurred	114	89	3	206
Change in discount rate	(2 456)	-	-	(2 456)
Changes in estimates	3 596	(4)	69	3 661
Liabilities settled	(314)	(125)	(332)	(771)
Accretion	316	-	-	316
Asset disposals	62	-	-	62
Reclassified to assets held for sale (note 33)	(226)	-	-	(226)
Foreign exchange	17	-	-	17
At December 31, 2022	9 901	182	281	10 364
Less: current portion	(337)	(182)	(45)	(564)
	9 564	-	236	9 800
At December 31, 2022	9 901	182	281	10 364
Liabilities incurred	212	134	327	673
Acquisitions (note 16)(3)	1 242	-	-	1 242
Change in discount rate	515	-	-	515
Changes in estimates	688	-	(123)	565
Liabilities settled	(390)	(26)	(113)	(529)
Accretion	532	-	-	532
Asset disposals	(17)	-	-	(17)
Divestments (note 16)(3)	(757)	-	-	(757)
Foreign exchange	5	-	-	5
At December 31, 2023	11 931	290	372	12 593
Less: current portion	(430)	(290)	(263)	(983)
	11 501	-	109	11 610

(1)	Represents decommissioning and restoration provisions associated with the retirement of Property, Plant and Equipment and Exploration and Evaluation assets. The total undiscounted and uninflated amount of estimated future cash flows required to settle the obligations at December 31, 2023 was approximately $23.5 billion (December 31, 2022 – $22.4 billion). A weighted average credit-adjusted risk-free interest rate of 5.20% was used to discount the provision recognized at December 31, 2023 (December 31, 2022 – 5.50%). The credit-adjusted risk-free interest rate used reflects the expected time frame of the provisions. Payments to settle the decommissioning and restoration provisions occur on an ongoing basis and will continue over the lives of the operating assets, which can exceed 50 years.
(2)	During 2023, liabilities incurred include a restructuring provision for $275 million, changes in estimates include a $117 million provision reversal related to the company’s arrangement involving a third-party by product processor, and liabilities settled include restructuring related payments of $113 million. As at December 31, 2023, other provisions include a restructuring provision and other legal, insurance, and environmental provisions.
(3)	In connection with both the Teck acquisition (note 16) and the TotalEnergies Canada acquisition (note16), Suncor was deemed to have divested of its pre-existing interest in Fort Hills, presented as divestments, and re-acquired it at fair value. As such, acquisitions include 100% of the fair value of the decommissioning and restoration provision related to the TotalEnergies Canada acquisition, including the reevaluations of the existing working interest and the remaining capacity on a regional pipeline.

Sensitivities

Changes to the discount rate would have the following impact on Decommissioning and Restoration liabilities:

As at December 31	2023	2022
1% Increase	(1 799)	(1 594)
1% Decrease	2 390	2 131